Investment in Joint Operations	12 Months Ended
Jun. 30, 2024
Interest in Other Entities [Abstract]
Investment in Joint Operations	Investment in joint operations
The group has a 50% interest in certain mining and exploration assets located in the Morobe province, PNG. Newmont Corporation owns the remaining 50% interest in these assets. The asset in the joint arrangement is the Wafi-Golpu project. The joint arrangement is accounted for as a joint operation.

State participation
Under the conditions of the Wafi-Golpu exploration tenements, the PNG government (the State) has reserved the right prior to the commencement of mining to take up an equity interest of up to 30% of any mineral discovery within the Wafi-Golpu tenements. The right is exercisable by the State once at any time prior to the commencement of mining. If the State exercises this right, the exercise price is a pro-rata share of the accumulated exploration expenditure. Once the right is exercised, the State is responsible for its proportionate share of ongoing exploration and project development costs. The State has indicated its intention to exercise its option in full, however, as at 30 June 2024, this option has not been exercised.

Permitting
Special Mining Lease
In August 2016, application was made to the Mineral Resources Authority for a Special Mining Lease (SML) under the PNG Mining Act 1992. The application was subsequently updated and amended in March 2018.

There have been considerable delays in the permitting process. These include a judicial review instituted in 2019 by the Governor and Government of Morobe Province in connection with a memorandum of agreement (MoU) entered into in December 2018 between the State of PNG and the project proponents regarding progress towards a Mining Development Contract (MDC). The State withdrew from the MoU in 2019, however, meaningful negotiations with the PNG State Negotiating Team only recommenced in the second half of 2022.
In April 2023 and the project proponents entered into a Framework Memorandum of Understanding with the State, setting out the key terms and principles to guide the negotiation and preparation of the MDC and other Project agreements.The Wafi-Golpu Project will progress to development only once all Project agreements have been executed and SML 10 and all other associated tenements and permits are granted. Permitting and other contract negotiations are ongoing.

Any potential future development of the Wafi-Golpu Project is subject to further studies, completion of the remaining statutory processes, receipt of all necessary or desirable government permissions and approvals, market and operating conditions as well as approval by the board of directors of the Wafi-Golpu Joint Venture and of both Newmont Corporation and Harmony.

Environment Permit
In July 2018, application was made to the Conservation and Environment Protection Authority for an Environment Permit under the PNG Environment Act 2000, by the submission under the Act of an Environmental Impact Statement. The Environment Permit was granted in December 2020.

During March 2021, the Governor and Government of the Morobe Province instituted a judicial review in the Lae National Court against the grant by the Minister for the Environment of the Environment Permit, pending the resolution of which review the grant of an SML was stayed. Following an appeal to the Supreme Court, the National Court stay order was itself stayed. The project proponents are not parties to this proceeding, and the present Governor, who was appointed in September 2022, has stated publicly that he intends to withdraw the proceedings instituted by his predecessor, however as at 30 June 2024 has not yet done so.

In December 2022, coastal villagers represented by the Centre for Environmental Law and Community Rights Inc (CELCOR) commenced legal proceedings also seeking judicial review of the grant of the environment permit. An application by CELCOR for the proceedings to be joined with those of the governor and Morobe Provincial Government was dismissed by the Supreme Court, but the proceedings were subsequently informally associated by order of court. CELCOR successfully appealed the informal order and the judicial review is presently proceeding independently.

Either of the proceedings, if determined against the State and the Minister for Environment, could result in the setting aside of the Environment Permit, the staying of the permitting process or the grant of the SML. Such an event could delay the development progress of the project.

Carrying amount and impairment considerations
The carrying amount of the project amounts to R2.8 billion (2023: R3.1 billion). The majority of the change year on year relates to foreign exchange translation. There was no indicator of impairment at 30 June 2024 and 2023.